Conversion and Reorganization (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 07, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Feb. 09, 2010
Conversion and Reorganization
Ownership interest in the entity held by MHC prior to conversion (as a percent)					55.00%
Common stock issued upon completion of the Conversion and Offering (in shares)	7,164,794		7,024,596	6,915,570
Number of shares of common stock sold in the subscription, community and syndicated offerings	3,937,500
Sale price of common stock (in dollars per share)	$ 8.00
Additional shares issued to the former public stockholders	3,227,294
Exchange ratio	0.9136
Costs related to the Offering	$ 2,500,000
Net proceeds from the common stock offering	29,000,000	27,737,108
Cash received from MHC on conversion and dissolution	$ 36,000